Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Home Loan Bank Advances [Line Items]
Amount of Additional Borrowing Capacity	$ 388.3	$ 369.0